Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	The carrying amount of goodwill was as follows:

Dollars in thousands	December 31,
	2014	2013
Goodwill	$559,307	$559,307

Goodwill by Segment	The carrying amount of goodwill by segment was as follows:

Dollars in thousands	December 31,
	2014	2013
Redbox	$138,743	$138,743
Coinstar	156,351	156,351
ecoATM	264,213	264,213
Total goodwill	$559,307	$559,307

Gross Amount Of Other Intangible Assets And The Related Accumulated Amortization
The gross amount of our other intangible assets and the related accumulated amortization were as follows:

Dollars in thousands	Amortization	December 31,
	Period	2014	2013
Retailer relationships	5 - 10 years	$53,295	$53,295
Accumulated amortization		(23,200)	(17,768)
Retailer relationships, net		30,095	35,527
Developed technology	5 years	34,000	34,000
Accumulated amortization		(9,633)	(2,833)
Developed technology, net		24,367	31,167
Other	1 - 40 years	16,800	16,800
Accumulated amortization		(6,571)	(4,111)
Other, net		10,229	12,689
Total intangible assets, net		$64,691	$79,383

Schedule Of Amortization Of Intangible Assets
Amortization expense was as follows:

	Year Ended December 31,
Dollars in thousands	2014	2013	2012
Retailer relationships	$5,432	$6,250	$4,456
Developed technology	6,800	2,833	—
Other	2,460	1,850	922
Total amortization of intangible assets	$14,692	$10,933	$5,378
Less: amortization included in discontinued operations	(38)	(26)	(21)
Total amortization of intangible assets from continuing operations	$14,654	$10,907	$5,357

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
Assuming no future impairment, the expected future amortization as of December 31, 2014 is as follows:

Dollars in thousands	Retailer Relationships	Developed Technology	Other	Total
2015	$4,012	$6,800	$2,407	$13,219
2016	4,012	6,800	2,307	13,119
2017	4,012	6,800	2,285	13,097
2018	4,012	3,967	1,664	9,643
2019	4,012	—	801	4,813
Thereafter	10,035	—	765	10,800
Total expected amortization	$30,095	$24,367	$10,229	$64,691